Cover	12 Months Ended
Jun. 30, 2026 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-42488
Entity Registrant Name	Gamehaus Holdings Inc.
Entity Central Index Key	0002000530
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	19th Floor
Entity Address, Address Line Two	Shanghai Technology Investment Building
Entity Address, Address Line Three	No. 1699, Zhongke Road
Entity Address, City or Town	Pudong New District
Entity Address, Country	CN
Entity Address, Postal Zip Code	201203
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0001 per share
Trading Symbol	GMHS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Listing, Par Value Per Share | $ / shares	$ 0.0001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	3487
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Gamehaus Holdings Inc. and its subsidiaries (the “Company”) as of June 30, 2026 and 2025, the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity and cash flows for each of the years ended June 30, 2026, 2025 and 2024 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2026 and 2025, and the results of its operations and its cash flows for each of the years ended June 30, 2026, 2025 and 2024, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	49,002,093
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	7,799,057
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	19th Floor
Entity Address, Address Line Two	Shanghai Technology Investment Building
Entity Address, Address Line Three	No. 1699, Zhongke Road
Entity Address, City or Town	Pudong New District
Entity Address, Country	CN
Entity Address, Postal Zip Code	201203
City Area Code	+86
Local Phone Number	021-68815668
Contact Personnel Name	Ms. Ling Yan